Revenue - Contract assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Time charter hire services	€ 37,710	€ 614	€ 19,999
Beginning of financial year	13,881	3,157	16,156
Acquisition of businesses		1,913
Deferred during the period	45,360	10,670	2,857
Recognised as revenue during the period	(11,928)	(1,859)	(15,856)
Exchange differences	24
Total deferred revenue at end of period	47,337	13,881	3,157
Current	45,590	12,103	1,831
Non-current	€ 1,747	€ 1,778	€ 1,326